Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Supplies and consumables	$ 23,043	$ 19,144
Stockpiles	2,125	2,880
Work in progress	1,234	1,658
Finished goods	4,553	2,337
Inventories	$ 30,955	$ 26,019